RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2025
RIGHT OF USE ASSETS

8.	RIGHT OF USE ASSETS

Total
Cost
Balance at December 31, 2023	$1,423,472
Foreign exchange	31,567
Balance at December 31, 2024 , 2025	$1,455,039

Accumulated depreciation
Balance at December 31, 2023	$701,785
Charge for the year	356,841
Foreign exchange	24,069
Balance at December 31, 2024	$1,082,695
Charge for the year	142,728
Balance at December 31, 2025	$1,225,423

Net book value:
December 31, 2024	$372,344
December 31, 2025	$229,616

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

8.	RIGHT OF USE ASSET (CONT’D)

Depreciation expense for the year ended December 31, 2025 in the amount of $7,771 (2024 - $nil) is included in the cost of sales.

The consolidated statement of financial position shows the following net book value amounts related to leases:

	December 31, 2025	December 31, 2024
Buildings	$229,616	$372,344

There were no additions to right of use assets for the years ended December 31, 2025 and 2024.